FINANCIAL INCOME/EXPENSE - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2021 EUR (€)
Disclosure Of Finance Income Expense [Line Items]
Carrying amount of loan derecognized								€ 32,291,894
Fair value of loan	€ 28,664,736
Loss on refinancing of RSP loans	(3,628,000)	€ 0	€ 0
Loss on re-estimate of timing of cash flows of RSP loans	1,475,000	0	0
Impairment of RSP loans	€ 11,086,000	€ 0	€ 0
Probability of Redemption | RSP loans
Disclosure Of Finance Income Expense [Line Items]
Significant unobservable input, assets				0.30	0.30	0.20	0.20